Taxes (Details) - Schedule of Components of Income Tax Provision - USD ($)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Current tax provision
Current tax provision	$ 69,120	$ 242,204	$ 581,282
Deferred tax provision (benefit)
Deferred tax provision (benefit)	(134,836)	23,465	5,994
Income tax (benefit)/expenses	(65,716)	265,670	587,276
Cayman Islands [Member]
Current tax provision
Current tax provision
Deferred tax provision (benefit)
Deferred tax provision (benefit)
Hong Kong [Member]
Current tax provision
Current tax provision	69,120	84,828	183,197
Deferred tax provision (benefit)
Deferred tax provision (benefit)	305	(305)
China [Member]
Current tax provision
Current tax provision		157,376	398,085
Deferred tax provision (benefit)
Deferred tax provision (benefit)	$ (135,141)	$ 23,771	$ 5,994